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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   February 19, 2008



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:  AIM Investment Funds
        CIK 0000826644

   Ladies and Gentlemen:

   On behalf of AIM Investment Funds (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment
   No. 82 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This amendment is being filed in order to incorporate new disclosure as a result of the AIM Funds' complex wide proxy.

   Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

   Very truly yours,

   /s/ Stephen R. Rimes

   Stephen R. Rimes
   Counsel

A Member of the AMVESCAP Group